Share-based awards and other equity instruments - RSUs activity (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RSUs
Beginning balance (in shares)	57,806	0
Granted (in shares)	474,121	57,806
Vested (in shares)	38,262	0
Cancelled (in shares)	8,000	0
Ending balance (in shares)	485,665	57,806
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in EUR per share)	$ 3.88	$ 0
Granted (in EUR per share)	4.25	3.88
Vested (in EUR per share)	3.88	0
Cancelled (in EUR per share)	5.29	0
Ending balance (in EUR per share)	$ 4.22	$ 3.88
Granted, remaining contractual life
Ending balance, remaining contractual life	6 years	7 years